Premises And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 160,401	$ 158,530
Less: accumulated depreciation	(85,236)	(81,259)
Property, Plant and Equipment, Net, Total	75,165	77,271
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31,546	31,496
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 88,698	$ 87,875
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years	30 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 40,157	$ 39,159
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years